FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2014
FINANCIAL INSTRUMENTS
Summary of the amounts recognized in the (gain) loss on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss)

	Three Months Ended March 31,
	2014	2013
Premiums realized on written foreign exchange call options	$832	$684
Realized loss on warrants	(185)	—
Mark-to-market (loss) gain on derivative equity contracts(i)	(448)	833
Mark-to-market gain on warrants(i)	3,129	1,465

Gain on derivative financial instruments	$3,328	$2,982

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the gain on derivative financial instruments line item of the interim unaudited consolidated statements of income and comprehensive income and through the other line item of the interim unaudited consolidated statements of cash flows.